Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 5
Entity Central Index Key	0001090155
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class A
Trading Symbol	TBDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class A	$98	0.89%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equities generally delivered solid results over the reporting period, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors.
■
Strong stock selection contributed positively to the Fund’s relative performance versus the Russell 1000 Growth Index (the “Index”). The greatest value was added in communication services (notably entertainment and interactive media & services), consumer staples (with distribution leading), and financials (driven by insurance and financial services).
■
In contrast, returns relative to the Index were undermined most significantly by stock selection in information technology (especially software and semiconductors), health care (primarily pharmaceuticals), and consumer discretionary (notably hotels, restaurants, & leisure).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	13.47%	13.61%	14.24%
Class A without sales charges	20.08%	14.90%	14.89%
S&P 500 Index*	16.33%	15.88%	13.66%
Russell 1000 Growth Index	23.75%	17.27%	17.06%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 412,651,884
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,632,385
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 412,651,884
Number of fund holdings	88
Total advisory fees paid for the year	$ 1,632,385
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.8%
Software	18.7%
Interactive Media & Services	10.2%
Broadline Retail	6.8%
Financial Services	5.7%
Technology Hardware, Storage & Peripherals	4.9%
Entertainment	4.6%
Consumer Staples Distribution & Retail	3.2%
Aerospace & Defense	2.4%
Pharmaceuticals	2.4%
Biotechnology	2.4%
Automobiles	2.2%
IT Services	1.7%
Specialty Retail	1.7%
Hotels, Restaurants & Leisure	1.6%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Electric Utilities	1.0%
Machinery	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Communications Equipment	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	0.8%
Insurance	0.8%
Construction & Engineering	0.5%
Capital Markets	0.5%
Others*	1.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class C
Trading Symbol	TBDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class C	$207	1.89%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equities generally delivered solid results over the reporting period, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors.
■
Strong stock selection contributed positively to the Fund’s relative performance versus the Russell 1000 Growth Index (the “Index”). The greatest value was added in communication services (notably entertainment and interactive media & services), consumer staples (with distribution leading), and financials (driven by insurance and financial services).
■
In contrast, returns relative to the Index were undermined most significantly by stock selection in information technology (especially software and semiconductors), health care (primarily pharmaceuticals), and consumer discretionary (notably hotels, restaurants, & leisure).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	17.90%	13.73%	13.85%
Class C without sales charges	18.89%	13.73%	13.85%
S&P 500 Index *	16.33%	15.88%	13.66%
Russell 1000 Growth Index	23.75%	17.27%	17.06%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 412,651,884
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,632,385
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 412,651,884
Number of fund holdings	88
Total advisory fees paid for the year	$ 1,632,385
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.8%
Software	18.7%
Interactive Media & Services	10.2%
Broadline Retail	6.8%
Financial Services	5.7%
Technology Hardware, Storage & Peripherals	4.9%
Entertainment	4.6%
Consumer Staples Distribution & Retail	3.2%
Aerospace & Defense	2.4%
Pharmaceuticals	2.4%
Biotechnology	2.4%
Automobiles	2.2%
IT Services	1.7%
Specialty Retail	1.7%
Hotels, Restaurants & Leisure	1.6%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Electric Utilities	1.0%
Machinery	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Communications Equipment	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	0.8%
Insurance	0.8%
Construction & Engineering	0.5%
Capital Markets	0.5%
Others*	1.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class Z
Trading Symbol	TBDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class Z	$76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
Equities generally delivered solid results over the reporting period, though
performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors.
■
Strong stock selection contributed positively to the Fund’s relative performance versus the
Russell 1000 Growth Index (the “Index”). The
greatest value was added in communication services (notably entertainment and interactive media & services), consumer staples (with distribution leading), and financials (driven by insurance and financial services).
■
In contrast, returns relative to the Index were undermined
most
significantly by stock selection in information technology (especially software and semiconductors), health care (primarily pharmaceuticals), and consumer discretionary (notably hotels, restaurants, & leisure).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	20.29%	15.11%	16.96% (9/27/2017)
S&P 500 Index*	16.33%	15.88%	14.40%
Russell 1000 Growth Index	23.75%	17.27%	18.58%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 412,651,884
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,632,385
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 412,651,884
Number of fund holdings	88
Total advisory fees paid for the year	$ 1,632,385
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
7/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.8%
Software	18.7%
Interactive Media & Services	10.2%
Broadline Retail	6.8%
Financial Services	5.7%
Technology Hardware, Storage & Peripherals	4.9%
Entertainment	4.6%
Consumer Staples Distribution & Retail	3.2%
Aerospace & Defense	2.4%
Pharmaceuticals	2.4%
Biotechnology	2.4%
Automobiles	2.2%
IT Services	1.7%
Specialty Retail	1.7%
Hotels, Restaurants & Leisure	1.6%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Electric Utilities	1.0%
Machinery	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Communications Equipment	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	0.8%
Insurance	0.8%
Construction & Engineering	0.5%
Capital Markets	0.5%
Others*	1.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Diversified Growth Fund
Class Name	Class R6
Trading Symbol	TBDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Diversified Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Diversified Growth Fund—Class R6	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equities generally delivered solid results over the reporting period, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors.
■
Strong stock selection contributed positively to the Fund’s relative performance versus the Russell 1000 Growth Index (the “Index”). The greatest value was added in communication services (notably entertainment and interactive media & services), consumer staples (with distribution leading), and financials (driven by insurance and financial services).
■
In contrast, returns relative to the Index were undermined most significantly by stock selection in information technology (especially software and semiconductors), health care (primarily pharmaceuticals), and consumer discretionary (notably hotels, restaurants, & leisure).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	20.56%	15.16%	16.99% (9/27/2017)
S&P 500 Index*	16.33%	15.88%	14.40%
Russell 1000 Growth Index	23.75%	17.27%	18.58%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 412,651,884
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 1,632,385
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 412,651,884
Number of fund holdings	88
Total advisory fees paid for the year	$ 1,632,385
Portfolio turnover rate for the year	122%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.8%
Software	18.7%
Interactive Media & Services	10.2%
Broadline Retail	6.8%
Financial Services	5.7%
Technology Hardware, Storage & Peripherals	4.9%
Entertainment	4.6%
Consumer Staples Distribution & Retail	3.2%
Aerospace & Defense	2.4%
Pharmaceuticals	2.4%
Biotechnology	2.4%
Automobiles	2.2%
IT Services	1.7%
Specialty Retail	1.7%
Hotels, Restaurants & Leisure	1.6%
Ground Transportation	1.4%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Electric Utilities	1.0%
Machinery	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Communications Equipment	0.8%
Affiliated Mutual Fund - Short-Term Investment (0.5% represents investments purchased with collateral from securities on loan)	0.8%
Insurance	0.8%
Construction & Engineering	0.5%
Capital Markets	0.5%
Others*	1.4%
99.8%
Other assets in excess of liabilities	0.2%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM JENNISON RISING DIVIDEND FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class A
Trading Symbol	PJDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class A	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of
China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors. For the period, dividend-paying stocks—despite positive results—underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and building products), energy (primarily oil, gas, & consumable fuels), utilities
(driven by multi-utilities), and health care (especially biotechnology) was the top contributor to returns relative to the S&P 500 Index
(the “Index”).
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) and consumer discretionary (especially hotels, restaurants & leisure), combined with underweights in both sectors and overweights in energy and health care, detracted the most from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	7.21%	11.23%	9.52%
Class A without sales charges	13.45%	12.50%	10.14%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 71,277,553
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 389,766
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 71,277,553
Number of fund holdings	62
Total advisory fees paid for the year	$ 389,766
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
7/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan)	12.5%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.7%
Diversified Telecommunication Services	4.9%
Aerospace & Defense	4.5%
Electric Utilities	4.5%
Multi-Utilities	4.4%
Capital Markets	4.3%
Pharmaceuticals	4.2%
Biotechnology	4.2%
Interactive Media & Services	4.2%
Semiconductors & Semiconductor Equipment	3.6%
IT Services	3.4%
Software	3.1%
Hotels, Restaurants & Leisure	2.8%
Financial Services	2.8%
Consumer Staples Distribution & Retail	2.7%
Industrial Conglomerates	2.7%
Communications Equipment	2.6%
Industry Classification	% of Net Assets
Insurance	2.5%
Building Products	2.3%
Electrical Equipment	2.2%
Technology Hardware, Storage & Peripherals	2.2%
Machinery	2.1%
Specialty Retail	2.1%
Leisure Products	1.8%
Commercial Services & Supplies	1.7%
Residential REITs	1.3%
Personal Care Products	1.2%
Health Care Equipment & Supplies	1.0%
Independent Power & Renewable Electricity Producers	0.9%
Chemicals	0.8%
Food Products	0.5%
Ground Transportation	0.5%
Beverages	0.5%
110.9%
Liabilities in excess of other assets	(10.9)%
100.0%

PGIM JENNISON RISING DIVIDEND FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class C
Trading Symbol	PJDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class C	$212	1.99%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of
China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors. For the period, dividend-paying stocks—despite positive results—underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and building products), energy (primarily oil, gas, & consumable fuels), utilities
(driven by multi-utilities), and health care (especially biotechnology) was the top contributor to returns relative to the S&P 500 Index
(the “Index”).
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) and consumer discretionary (especially hotels, restaurants & leisure), combined with underweights in both sectors and overweights in energy and health care, detracted the most from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	11.63%	11.66%	9.32%
Class C without sales charges	12.60%	11.66%	9.32%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 71,277,553
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 389,766
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 71,277,553
Number of fund holdings	62
Total advisory fees paid for the year	$ 389,766
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
7/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan)	12.5%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.7%
Diversified Telecommunication Services	4.9%
Aerospace & Defense	4.5%
Electric Utilities	4.5%
Multi-Utilities	4.4%
Capital Markets	4.3%
Pharmaceuticals	4.2%
Biotechnology	4.2%
Interactive Media & Services	4.2%
Semiconductors & Semiconductor Equipment	3.6%
IT Services	3.4%
Software	3.1%
Hotels, Restaurants & Leisure	2.8%
Financial Services	2.8%
Consumer Staples Distribution & Retail	2.7%
Industrial Conglomerates	2.7%
Communications Equipment	2.6%
Industry Classification	% of Net Assets
Insurance	2.5%
Building Products	2.3%
Electrical Equipment	2.2%
Technology Hardware, Storage & Peripherals	2.2%
Machinery	2.1%
Specialty Retail	2.1%
Leisure Products	1.8%
Commercial Services & Supplies	1.7%
Residential REITs	1.3%
Personal Care Products	1.2%
Health Care Equipment & Supplies	1.0%
Independent Power & Renewable Electricity Producers	0.9%
Chemicals	0.8%
Food Products	0.5%
Ground Transportation	0.5%
Beverages	0.5%
110.9%
Liabilities in excess of other assets	(10.9)%
100.0%

PGIM JENNISON RISING DIVIDEND FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class Z
Trading Symbol	PJDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class Z	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of
China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors. For the period, dividend-paying stocks—despite positive results—underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and building products), energy (primarily oil, gas, & consumable fuels), utilities
(driven by multi-utilities), and health care (especially biotechnology) was the top contributor to returns relative to the S&P 500 Index
(the “Index”).
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) and consumer discretionary (especially hotels, restaurants & leisure), combined with underweights in both sectors and overweights in energy and health care, detracted the most from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	13.74%	12.76%	10.41%
S&P 500 Index	16.33%	15.88%	13.66%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 71,277,553
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 389,766
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 71,277,553
Number of fund holdings	62
Total advisory fees paid for the year	$ 389,766
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan)	12.5%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.7%
Diversified Telecommunication Services	4.9%
Aerospace & Defense	4.5%
Electric Utilities	4.5%
Multi-Utilities	4.4%
Capital Markets	4.3%
Pharmaceuticals	4.2%
Biotechnology	4.2%
Interactive Media & Services	4.2%
Semiconductors & Semiconductor Equipment	3.6%
IT Services	3.4%
Software	3.1%
Hotels, Restaurants & Leisure	2.8%
Financial Services	2.8%
Consumer Staples Distribution & Retail	2.7%
Industrial Conglomerates	2.7%
Communications Equipment	2.6%
Industry Classification	% of Net Assets
Insurance	2.5%
Building Products	2.3%
Electrical Equipment	2.2%
Technology Hardware, Storage & Peripherals	2.2%
Machinery	2.1%
Specialty Retail	2.1%
Leisure Products	1.8%
Commercial Services & Supplies	1.7%
Residential REITs	1.3%
Personal Care Products	1.2%
Health Care Equipment & Supplies	1.0%
Independent Power & Renewable Electricity Producers	0.9%
Chemicals	0.8%
Food Products	0.5%
Ground Transportation	0.5%
Beverages	0.5%
110.9%
Liabilities in excess of other assets	(10.9)%
100.0%

PGIM Jennison Rising Dividend Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Rising Dividend Fund
Class Name	Class R6
Trading Symbol	PJDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Rising Dividend Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND
COSTS
FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Rising Dividend Fund—Class R6	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
Over the past year, equities (represented by the S&P 500 Index) delivered solid results, though performance was accompanied by considerable volatility. Key market drivers included a US Federal Reserve interest rate cut, the US presidential election, the unexpected introduction of
China’s DeepSeek AI model, and heightened uncertainty surrounding the US administration’s tariff and trade policies, among other factors. For the period, dividend-paying stocks—despite positive results—underperformed the broader stock market.
■
Security selection within industrials (led by electrical equipment and building products), energy (primarily oil, gas, & consumable fuels), utilities
(driven by multi-utilities), and health care (especially biotechnology) was the top contributor to returns relative to the S&P 500 Index
(the “Index”).
■
Stock selection within information technology (driven by semiconductors & semiconductor equipment) and consumer discretionary (especially hotels, restaurants & leisure), combined with underweights in both sectors and overweights in energy and health care, detracted the most
from
performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	13.75%	12.79%	11.36% (9/27/2017)
S&P 500 Index	16.33%	15.88%	14.40%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 71,277,553
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 389,766
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 71,277,553
Number of fund holdings	62
Total advisory fees paid for the year	$ 389,766
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S
HOLDINGS
AS OF 7/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (10.9% represents investments purchased with collateral from securities on loan)	12.5%
Oil, Gas & Consumable Fuels	8.2%
Banks	7.7%
Diversified Telecommunication Services	4.9%
Aerospace & Defense	4.5%
Electric Utilities	4.5%
Multi-Utilities	4.4%
Capital Markets	4.3%
Pharmaceuticals	4.2%
Biotechnology	4.2%
Interactive Media & Services	4.2%
Semiconductors & Semiconductor Equipment	3.6%
IT Services	3.4%
Software	3.1%
Hotels, Restaurants & Leisure	2.8%
Financial Services	2.8%
Consumer Staples Distribution & Retail	2.7%
Industrial Conglomerates	2.7%
Communications Equipment	2.6%
Industry Classification	% of Net Assets
Insurance	2.5%
Building Products	2.3%
Electrical Equipment	2.2%
Technology Hardware, Storage & Peripherals	2.2%
Machinery	2.1%
Specialty Retail	2.1%
Leisure Products	1.8%
Commercial Services & Supplies	1.7%
Residential REITs	1.3%
Personal Care Products	1.2%
Health Care Equipment & Supplies	1.0%
Independent Power & Renewable Electricity Producers	0.9%
Chemicals	0.8%
Food Products	0.5%
Ground Transportation	0.5%
Beverages	0.5%
110.9%
Liabilities in excess of other assets	(10.9)%
100.0%

PGIM TARGET DATE INCOME FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R1
Trading Symbol	PDADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE
L
AST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R1	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income ov eral
l were a drag on performance, as bonds trailed equities by
nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and glob al REI
Ts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	6.17%	3.91%	4.31% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 25,114,860
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund assumed all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM TARGET DATE INCOME FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R2
Trading Symbol	PDAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R2	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income overall were a drag on performance, as bonds trailed equities by nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and global REITs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	6.44%	4.18%	4.57% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 25,114,860
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund assumed all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM TARGET DATE INCOME FUND CLASS - R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R3
Trading Symbol	PDAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the
Fund
at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R3	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income overall were a drag on performance, as bonds trailed equities by nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and global REITs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	6.69%	4.35%	4.73% ( 12/13/201 6)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 25,114,860
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund assumed all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM TARGET DATE INCOME FUND CLASS - R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R4
Trading Symbol	PDAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R4	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income overall were a drag on performance, as bonds trailed equities by nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and global REITs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	6.80%	4.45%	4.84% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 25,114,860
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund assumed all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM TARGET DATE INCOME FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R5
Trading Symbol	PDAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R5	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income overall were a drag on performance, as bonds trailed equities by nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and global REITs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	6.92%	4.56%	4.95% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 25,114,860
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS
AS
OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund
assumed
all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM TARGET DATE INCOME FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date Income Fund
Class Name	Class R6
Trading Symbol	PDAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date Income Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date Income Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after President
Trump announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged their
US equities.
■
The Funds’ allocations to US large-cap equities were a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Funds’ allocations to TIPS and commodities with returns of 4.1% and 9.7%, respectively.
■
Although standard for target date funds, the Funds’ allocations to fixed income overall were a drag on performance, as bonds trailed equities by nearly 13%. Other detractors included the Funds’ allocations to US mid-cap stocks and global REITs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	6.96%	4.69%	5.11% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date Income Custom Benchmark	6.72%	4.56%	5.11%
S&P Target Date Retirement Income Index	7.38%	4.21%	5.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements
.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 25,114,860
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 25,114,860
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	63.5%
Affiliated Mutual Funds - Domestic Equity	17.4%
Affiliated Mutual Funds - International Equity	11.5%
Affiliated Mutual Fund - Short-Term Investment	7.8%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Pursuant to an Agreement and Plan of Reorganization (the
“
Plan
”
) approved by the Board of Trustees of Prudential Investment Portfolios 5
(“PIP 5”), effective January 3, 2025, the PGIM Target Date 2015 Fund, a series of PIP 5 (the “2015 Fund”) was reorganized into the Fund, also a series of PIP 5, and the Fund assumed all of the assets and liabilities of the 2015 Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM TARGET DATE 2020 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R1
Trading Symbol	PDDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R1	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	6.71%	5.00%	5.22% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 33,769,072
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2020 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R2
Trading Symbol	PDDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R2	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.00%	5.26%	5.47% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 33,769,072
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2020 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R3
Trading Symbol	PDDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R3	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	7.14%	5.42%	5.64% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 33,769,072
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2020 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R4
Trading Symbol	PDDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R4	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	7.15%	5.52%	5.74% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 33,769,072
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2020 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R5
Trading Symbol	PDDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R5	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	7.36%	5.63%	5.86% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 33,769,072
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2020 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2020 Fund
Class Name	Class R6
Trading Symbol	PDDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2020 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852 or (973) 367-3529
from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2020 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation Protected Securities (TIPS) and commodities with returns
of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.45%	5.79%	5.96% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2020 Custom Benchmark	7.22%	5.63%	6.10%
S&P Target Date 2020 Index	8.15%	5.86%	6.53%
*
The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 33,769,072
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 33,769,072
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	58.0%
Affiliated Mutual Funds - Domestic Equity	21.8%
Affiliated Mutual Funds - International Equity	13.1%
Affiliated Mutual Fund - Short-Term Investment	7.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2025 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R1
Trading Symbol	PDEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R1	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	7.17%	5.72%	5.76% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 48,016,369
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/20
25?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2025 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R2
Trading Symbol	PDEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R2	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.35%	5.97%	6.02% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 48,016,369
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/20 25?
Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2025 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R3
Trading Symbol	PDEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R3	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	7.60%	6.14%	6.18% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 48,016,369
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/20
25?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2025 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R4
Trading Symbol	PDEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R4	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	7.62%	6.24%	6.29% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 48,016,369
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/202 5?
Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/20
25?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2025 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R5
Trading Symbol	PDEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R5	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	7.90%	6.36%	6.40% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 48,016,369
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/20 25?
Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2
025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2025 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2025 Fund
Class Name	Class R6
Trading Symbol	PDEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2025 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2025 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	7.95%	6.51%	6.56% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2025 Custom Benchmark	7.76%	6.37%	6.74%
S&P Target Date 2025 Index	8.78%	6.85%	7.28%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 48,016,369
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 48,016,369
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	38%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	53.8%
Affiliated Mutual Funds - Domestic Equity	26.2%
Affiliated Mutual Funds - International Equity	13.9%
Affiliated Mutual Fund - Short-Term Investment	6.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R1
Trading Symbol	PDFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R1	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	7.70%	6.82%	6.74% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 56,725,983
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%

Holdings [Text Block]
WHAT ARE SOME CHAR
AC
TERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R2
Trading Symbol	PDFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R2	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S
PER
FORMANCE DU
RI
NG THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	7.96%	7.10%	7.01% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 56,725,983
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R3
Trading Symbol	PDFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R3	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	8.10%	7.27%	7.17% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 56,725,983
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R4
Trading Symbol	PDFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R4	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	8.34%	7.38%	7.26% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 56,725,983
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R5
Trading Symbol	PDFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R5	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	8.33%	7.47%	7.38% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 56,725,983
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2030 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2030 Fund
Class Name	Class R6
Trading Symbol	PDFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2030 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2030 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.57%	7.63%	7.55% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2030 Custom Benchmark	8.36%	7.51%	7.85%
S&P Target Date 2030 Index	9.58%	8.10%	8.15%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 56,725,983
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 56,725,983
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	41%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income	48.5%
Affiliated Mutual Funds - Domestic Equity	30.0%
Affiliated Mutual Funds - International Equity	15.9%
Affiliated Mutual Fund - Short-Term Investment	5.6%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2035 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R1
Trading Symbol	PDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R1	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflatio
n-Pr
otected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	8.74%	8.23%	7.66% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its perf
or
mance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,506,035
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARA
CTE
RISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R2
Trading Symbol	PDGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R2	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap
equiti
es was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	9.04%	8.49%	7.92% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,506,035
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.1%
100.0%
Liabilities in exce ss of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM Target Date 2035 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R3
Trading Symbol	PDGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025 .
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R3	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equ
ities
gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	9.22%	8.66%	8.09% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,506,035
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R4:
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R4
Trading Symbol	PDGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R4	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected
Securities
(TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	9.07%	8.78%	8.21% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,506,035
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R5
Trading Symbol	PDGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R5	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	9.44%	8.87%	8.30% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,506,035
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short- Term Investment	4.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2035 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2035 Fund
Class Name	Class R6
Trading Symbol	PDGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2035 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2035 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	9.68%	9.04%	8.46% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2035 Custom Benchmark	9.50%	8.98%	8.99%
S&P Target Date 2035 Index	10.69%	9.48%	9.07%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,506,035
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 49,506,035
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	36%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	39.5%
Affiliated Mutual Funds - Fixed Income	36.1%
Affiliated Mutual Funds - International Equity	20.3%
Affiliated Mutual Fund - Short-Term Investment	4.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

PGIM TARGET DATE 2040 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R1
Trading Symbol	PDHDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R1	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	9.73%	9.30%	8.30% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 43,960,690
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R2
Trading Symbol	PDHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R2	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	9.98%	9.57%	8.57% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 43,960,690
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R3
Trading Symbol	PDHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R3	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	10.15%	9.73%	8.74% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 43,960,690
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R4
Trading Symbol	PDHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R4	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility.
Volatility
spiked in early April 2025 after the US
administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non
-US stocks by more than 3.5%. Other contributors included
the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	10.25%	9.83%	8.84% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 43,960,690
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2040 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R5
Trading Symbol	PDHHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R5	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	10.43%	9.96%	8.96% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 43,960,690
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%

Holdings [Text Block]
WHAT ARE
SOME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2040 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2040 Fund
Class Name	Class R6
Trading Symbol	PDHJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2040 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2040 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	10.58%	10.13%	9.12% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2040 Custom Benchmark	10.41%	9.97%	9.70%
S&P Target Date 2040 Index	11.65%	10.61%	9.81%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 43,960,690
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 43,960,690
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	46.3%
Affiliated Mutual Funds - Fixed Income	27.0%
Affiliated Mutual Funds - International Equity	24.7%
Affiliated Mutual Fund - Short-Term Investment	2.1%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2045 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R1
Trading Symbol	PDIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R1	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	10.23%	10.01%	8.72% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 31,281,807
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2045 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R2
Trading Symbol	PDIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R2	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	10.48%	10.28%	8.99% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 31,281,807
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2045 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R3
Trading Symbol	PDIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R3	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	10.70%	10.45%	9.15% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 31,281,807
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2045 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R4
Trading Symbol	PDIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R4	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	10.81%	10.56%	9.26% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 31,281,807
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2045 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R5
Trading Symbol	PDIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R5	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	10.91%	10.67%	9.38% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 31,281,807
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2045 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2045 Fund
Class Name	Class R6
Trading Symbol	PDIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2045 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2045 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.04%	10.83%	9.55% (12/13/2016)
S&P 500 Index *	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index *	3.38%	-1.07%	1.63%
PGIM Target Date 2045 Custom Benchmark	11.03%	10.65%	10.16%
S&P Target Date 2045 Index	12.37%	11.33%	10.27%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 31,281,807
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 31,281,807
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	40%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	50.2%
Affiliated Mutual Funds - International Equity	29.2%
Affiliated Mutual Funds - Fixed Income	20.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2050 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R1
Trading Symbol	PDJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R1	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with
the
10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by
nearly
16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	10.61%	10.53%	8.96% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response
to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,254,928
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2050 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R2
Trading Symbol	PDJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R2	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs,
triggering
a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities
was
a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	10.92%	10.82%	9.23% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,254,928
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2050 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R3
Trading Symbol	PDJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R3	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility.
Volatility
spiked in early April 2025 after the US
administration announced broad reciprocal tariffs, triggering a sharp sell-off on
fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods
. Bond yields, while volatile,
remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-
cap
equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than
3.5%. Other contributors included
the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	10.69%	10.97%	9.39% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,254,928
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2050 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R4
Trading Symbol	PDJGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
.
You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R4	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid
substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a
key
contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.14%	11.09%	9.49% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,254,928
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2050 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R5
Trading Symbol	PDJHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R5	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for
imported goods. Bond yields, while volatile,
remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%,
US
small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	11.31%	11.18%	9.61% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,254,928
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2050 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2050 Fund
Class Name	Class R6
Trading Symbol	PDJJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2050 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2050 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up
prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to
US
large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to Treasury Inflation-Protected Securities (TIPS) and commodities with returns of 4.1% and 9.7%, respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.43%	11.35%	9.79% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2050 Custom Benchmark	11.53%	11.20%	10.53%
S&P Target Date 2050 Index	12.57%	11.68%	10.52%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 20,254,928
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 20,254,928
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	52.2%
Affiliated Mutual Funds - International Equity	33.2%
Affiliated Mutual Funds - Fixed Income	14.5%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R1
Trading Symbol	PDKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R1	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	10.96%	10.87%	9.21% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,058,214
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R2
Trading Symbol	PDKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R2	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.23%	11.15%	9.49% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,058,214
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R3
Trading Symbol	PDKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R3	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	11.39%	11.31%	9.64% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,058,214
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R4
Trading Symbol	PDKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R4	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.60%	11.43%	9.76% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,058,214
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R5
Trading Symbol	PDKHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R5	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	11.69%	11.55%	9.88% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,058,214
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2055 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2055 Fund
Class Name	Class R6
Trading Symbol	PDKJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2055 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2055 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.79%	11.71%	10.03% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2055 Custom Benchmark	11.98%	11.53%	10.74%
S&P Target Date 2055 Index	12.84%	11.83%	10.63%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,058,214
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,058,214
Number of fund holdings	10
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.5%
Affiliated Mutual Funds - International Equity	37.4%
Affiliated Mutual Funds - Fixed Income	8.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
For the year ended July 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares decreased from 0.05% in the year ended July 31, 2024 to 0.00% due to decrease in certain non-recurring expenses.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 26, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended July 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares decreased from 0.05% in the year ended July 31, 2024 to 0.00% due to decrease in certain non-recurring expenses.

Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since August 1, 2024:
Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Target Date 2060 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R1
Trading Symbol	PDLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target D ate 2060 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R1	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US sto
cks by more than 3.5%. Other contributors included
the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	10.94%	11.05%	9.21% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,202,484
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2060 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R2
Trading Symbol	PDLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Tar g et Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R2	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.24%	11.34%	9.48% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,202,484
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2060 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R3
Trading Symbol	PDLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R3	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	11.44%	11.50%	9.65% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,202,484
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM Target Date 2060 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R4
Trading Symbol	PDLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R4	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.47%	11.62%	9.76% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,202,484
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE
SO
ME
CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R5
Trading Symbol	PDLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R5	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	11.65%	11.72%	9.87% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,202,484
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

PGIM TARGET DATE 2060 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2060 Fund
Class Name	Class R6
Trading Symbol	PDLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2060 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2060 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.77%	11.90%	10.03% (12/13/2016)
S&P 500 Index*	16.33%	15.88%	14.94%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.63%
PGIM Target Date 2060 Custom Benchmark	12.01%	11.72%	10.83%
S&P Target Date 2060 Index	12.82%	11.82%	10.70%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 10,202,484
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 10,202,484
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	46%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.0%
Affiliated Mutual Funds - International Equity	38.9%
Affiliated Mutual Funds - Fixed Income	7.0%
Affiliated Mutual Fund - Short-Term Investment	0.3%
100.2%
Liabilities in excess of other assets	(0.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
For the year ended July 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares decreased from 0.06% in the year ended July 31, 2024 to 0.00% due to decrease in certain non-recurring expenses.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 26, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended July 31, 2025, total annual Fund operating expenses after waivers and/or expense reimbursement for Class R6 shares decreased from 0.06% in the year ended July 31, 2024 to 0.00% due to decrease in certain non-recurring expenses.

Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since August 1, 2024:
Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM TARGET DATE 2065 FUND - CLASS R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R1
Trading Symbol	PDOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R1	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE F
UN
D’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R1	11.11%	11.21%	9.12% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,213,705
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R2
Trading Symbol	PDODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $
10,000
investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R2	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	11.45%	11.44%	9.36% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory requirements
.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,213,705
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R3
Trading Symbol	PDOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Email	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $
10,000
investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R3	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE
FUND
’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R3	11.52%	11.62%	9.53% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory
requirements.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,213,705
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R4
Trading Symbol	PDOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R4	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	11.65%	11.77%	9.67% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory requirements
.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,213,705
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R5
Trading Symbol	PDOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R5	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING
PERIOD
?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R5	11.80%	11.88%	9.79% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,213,705
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM TARGET DATE 2065 FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2065 Fund
Class Name	Class R6
Trading Symbol	PDOHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2065 Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2065 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE
REPORTING
PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	11.93%	12.09%	9.99% (12/16/2019)
S&P 500 Index*	16.33%	15.88%	14.59%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	0.37%
PGIM Target Date 2065 Custom Benchmark	12.19%	11.88%	10.02%
S&P Target Date 2065+ Index	13.16%	11.99%	10.17%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 16, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 1,213,705
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 1,213,705
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	47%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND
’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2070 Fund - Class R1
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R1
Trading Symbol	PDALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R1 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R1	$41	0.62%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US
lar
ge-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7
%
.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 7/31/2025
Since Inception (%)
Class R1	5.59% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 64,622
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2070 Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R2
Trading Symbol	PDAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R2	$24	0.37%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PE
RF
ORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 7/31/2025
Since Inception (%)
Class R2	5.69% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 64,622
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2070 Fund - Class R3
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R3
Trading Symbol	PDANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R3 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R3	$15	0.22%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE F
UN
D’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 7/31/2025
Since Inception (%)
Class R3	5.80% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 64,622
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2070 Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R4
Trading Symbol	PDAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R4	$8	0.12%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE F
U
ND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 7/31/2025
Since Inception (%)
Class R4	5.90% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 64,622
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2070 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R5
Trading Symbol	PDAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R5 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025 .
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R5	$1	0.02%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE F
U
ND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 7/31/2025
Since Inception (%)
Class R5	6.01% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 64,622
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Target Date 2070 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Target Date 2070 Fund
Class Name	Class R6
Trading Symbol	PDAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Target Date 2070 Fund (the “Fund”) for the period of December 10, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/target-date-prospectuses-and-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/target-date-prospectuses-and-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Target Date 2070 Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities gained ground amid substantial volatility. Volatility spiked in early April 2025 after the US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation. Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods. Bond yields, while volatile, remained range-bound, with the 10-year Treasury hovering near 4.5%. Although bonds returned approximately 3.3%, they significantly lagged
US equities.
■
The Fund’s allocation to US large-cap equities was a key contributor to performance during the period, as the asset class outperformed US mid-cap stocks by 13.1%, US small-cap stocks by nearly 16.9%, and developed non-US stocks by more than 3.5%. Other contributors included the Fund’s allocations to commodities with a return of 9.7%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 7/31/2025
Since Inception (%)
Class R6	6.02% (12/10/2024)
S&P 500 Index*	6.00%
Bloomberg US Aggregate Bond Index*	2.05%
PGIM Target Date 2070 Custom Benchmark	6.76%
S&P Target Date 2065+ Index	7.22%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 10, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/target-date-prospectuses-and-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 64,622
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 64,622
Number of fund holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	54.8%
Affiliated Mutual Funds - International Equity	40.1%
Affiliated Mutual Funds - Fixed Income	5.0%
Affiliated Mutual Fund - Short-Term Investment	0.2%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM 60/40 Allocation Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM 60/40 Allocation Fund
Class Name	Class R6
Trading Symbol	PALDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM 60/40 Allocation Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM 60/40 Allocation Fund—Class R6	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US large-cap equities lagged global markets amid substantial volatility. Volatility spiked in early April 2025 after the
US administration announced broad reciprocal tariffs, triggering a sharp sell-off on fears of global retaliation, recession, and stagflation.
Inflation remained stable, but signs indicated that tariffs were slowly pushing up prices, particularly for imported goods.
■
As the Fund invests solely in US large-cap equities and US bonds, the largest contributor to performance was exposure to US large-cap equities, which generated strong gains during the period.
■
During the period, the underlying US large-cap fund, PGIM Quant Solutions Large-Cap Core Fund, underperformed the S&P 500 Index benchmark, while the underlying PGIM Total Return Bond Fund outperformed the Bloomberg Barclays US Aggregate Bond Index. However,
returns from bonds significantly lagged their US equity counterparts.
■
The PGIM Total Return Bond Fund used swaps, options, and futures during the reporting period to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	9.77%	9.25%	9.01% (9/13/2017)
S&P 500 Index*	16.33%	15.88%	14.53%
Bloomberg US Aggregate Bond Index*	3.38%	-1.07%	1.31%
Custom Blended Index	11.16%	9.03%	9.36%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Sep. 13, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 123,011,770
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?
Fund’s net assets	$ 123,011,770
Number of fund holdings	3
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	27%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Domestic Equity	59.9%
Affiliated Mutual Funds - Fixed Income	40.0%
Affiliated Mutual Fund - Short-Term Investment	0.1%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%